RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2022
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	Accounting Standards Recently Adopted or Issued
Standards Adopted in 2022

During the first quarter of 2022, the SEC issued SAB No. 121. This bulletin adds interpretive guidance on the accounting and disclosure of obligations to safeguard crypto assets held for platform users. This guidance was applicable no later than the financial statements covering the first interim or annual period ending after June 15, 2022. Management has reviewed its business activities and determined SAB 121 is not impactful to the Company’s Consolidated Financial Statements as of September 30, 2022 as the Company does not currently safeguard crypto assets.

Standards Adopted in 2021

During the first quarter of 2021, the Company adopted ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting
for Income Taxes. This standard simplified the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and added new requirements with the intention of simplifying and clarifying existing guidance. This update did not have a material impact on the Company’s Consolidated Financial Statements.

Standards Issued But Not Yet Adopted

In March, 2022, the FASB issued ASU 2022-02 - Financial Instruments - Credit Losses (Topic 326): Troubled Debt
Restructurings and Vintage Disclosures. This standard eliminates the accounting guidance on TDRs for creditors in ASC
310-40 and amends the guidance on “vintage disclosures” to require disclosure of current period gross write-offs by year of origination. The ASU also updates the requirements related to accounting for credit losses under ASC 326 and adds enhanced disclosures for creditors with respect to loan refinancings and restructurings for borrowers experiencing financial difficulty.
The amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Entities are permitted to early adopt these amendments, including adoption in any interim period, provided that the amendments are adopted as of the beginning of the annual reporting period that includes the interim period of adoption. The adoption of this standard is expected to result in amended disclosures in the Company's Consolidated Financial
Statements; however, it is not expected to materially impact the Company's results of operations.